Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Other Non-current Liabilities

		2021	2020
	Note	RMB million	RMB million
Unredeemed credits under the frequent flyer award programs	39	1,602	1,745
Long-term payables (Note)		193	291
Others		29	—

		1,824	2,036

Note:	In 2020, the Group disposed certain aircraft through sale and leaseback agreement, and the long-term payables were additional financing provided by buyer-lessor to the Group in aircraft sale and leaseback transactions. As at December 31, 2021, long-term payables of RMB193 million (December 31, 2020: RMB 291 million) were additional financing provided by buyer-lessor to the Group in aircraft sale and leaseback transactions, and the current portion of long-term payables of RMB98 million (December 31, 2020: RMB 94 million) was recorded in other liabilities.